3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

falcoj@pepperlaw.com

June 3, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”) that the form of prospectus and form of statement of additional information for the Gotham Enhanced Return Fund, each dated May 22, 2013, that would have been filed under Rule 497(c) of the 1933 Act did not differ from the prospectus and statement of additional information contained in the Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on May 22, 2013 (SEC Accession No. 0001104659-13-043960)

Please contact the undersigned at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel Weiss
James Shaw
John M. Ford, Esq.

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